CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 174,679	$ 19,309	$ 192,172
Accounts receivable, net	228,626	164,818	379,805
Prepaid expenses and other current assets	82,880	180,362	48,648
Total current assets	486,185	364,489	620,625
NON-CURRENT ASSETS
Property and equipment, net	2,134,718	2,145,597	4,423,148
Operating lease right of use assets	5,083,807	4,732,459	3,886,045
Intangible assets, net	4,529,537	4,714,941	5,369,083
Goodwill	768,091	768,091	1,050,366
Deposits and other assets	56,072	111,111	104,486
Total non-current assets	12,572,225	12,472,199	14,833,128
TOTAL ASSETS	13,058,410	12,836,688	15,453,753
CURRENT LIABILITIES
Accounts payable and accrued expenses	8,435,164	7,866,140	6,543,635
Deferred revenue	458,069	341,789	305,741
Customer liability	338,725	338,725	338,725
Current portion of loans, advances and agreements	1,703,678	2,308,753	344,758
Current portion of convertible notes payable, net of discounts	1,711,098	1,711,098	2,101,649
Notes payable - related parties, net of discounts	10,555,159	10,559,796	9,297,078
Current portion of convertible notes payable - related party, net of discounts	922,181	922,481	534,381
Derivative liabilities	5,157,761	5,265,139	8,836,514
Current portion of operating lease liabilities	3,084,981	2,682,722	1,921,843
Financing lease liability	172,880	184,939	0
Financing lease liability - related party	661,651	654,633	626,561
Total current liabilities	33,201,347	32,836,215	30,850,885
NON-CURRENT LIABILITIES
Loans, advances and agreements, net of current portion and discounts	1,447,875	843,577	1,000,500
Convertible notes payable - related parties, net of current portion and discounts	0	0	388,500
Operating lease liabilities, net of current portion	3,282,285	2,872,952	2,009,737
Total non-current liabilities	4,730,160	3,716,529	3,398,737
TOTAL LIABILITIES	37,931,507	36,552,744	34,249,622
Commitments and contingencies
MEZZANINE EQUITY
Total mezzanine equity	4,948,217	4,794,473	0
STOCKHOLDERS' DEFICIT
Common stock, $.001 par value, 1,000,000,000 shares authorized, 865,564,371 and 177,629,939 as of December 31, 2020 and 2019, respectively	873,065	865,565	177,630
Subscriptions payable	207,845	125,052	574,256
Additional paid-in capital	11,582,882	11,462,940	13,279,749
Accumulated deficit	(42,615,996)	(40,902,944)	(32,831,093)
Total TPT Global Tech, Inc. stockholders' deficit	(29,821,314)	(28,510,529)	(18,795,869)
Non-controlling interests	130,890	(61,142)	0
Total stockholders' deficit	(29,821,314)	(28,510,529)	(18,795,869)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	13,058,410	12,836,688	15,453,753
Series A Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	3,117,000	3,117,000	0
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized		1,000	1,000
Series B Preferred Stock
MEZZANINE EQUITY
Total mezzanine equity	1,677,473	1,677,473	0
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized		2,589	2,589
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	0	0	0
Series D Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock, $.001 par value 100,000,000 shares authorized	$ 153,744	$ 0	$ 0